Commitment and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies $ in Thousands	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
2024	$ 8,893
2025	25,618
2026	22,666
2027	5,362
2028	5,852
Total	$ 68,391